Employee Benefits - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	5.80%	5.40%
Future salary growth (per annum)	5.00%	5.00%
Withdrawal rate	10.00%	10.00%
Retirement age (years)	58 years	58 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	6.70%	6.20%
Future salary growth (per annum)	11.00%	11.00%
Withdrawal rate	25.00%	25.00%
Retirement age (years)	60 years	65 years